Share Repurchase - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2017 CNY (¥) shares	Apr. 30, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($) shares
Equity, Class of Treasury Stock [Line Items]
Repurchase of ordinary shares			¥ 31,280	$ 4,809	¥ 12,602	¥ 44,586
Treasury stock acquired, shares			99,347	99,347
Treasury shares cancelled	1,246,073	1,246,073
Treasury shares cancelled, value	¥ 121,452	$ 18,667
Ordinary shares, treasury stock			140,479		1,287,205		140,479
Treasury stock, value			¥ 40,267		¥ 130,439		$ 6,190
American Depositary Shares
Equity, Class of Treasury Stock [Line Items]
Treasury stock acquired, shares			198,694	198,694
Treasury shares cancelled	2,492,146	2,492,146
Ordinary shares, treasury stock			280,958				280,958